Income Taxes - Narrative (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended								8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Deferred tax assets, increase in valuation allowance													$ 42,731,000
Increase (decrease) in valuation allowance affecting income tax expense													52,916,000	$ 39,499,000	$ 26,892,000
Net operating loss	$ 3,129,000	$ (9,111,000)	$ 316,590,000	$ (12,280,000)	$ 201,845,000	$ (12,012,000)	$ (14,647,000)	$ (12,896,000)	$ 11,848,000	$ (16,609,000)	$ (47,565,000)	$ 177,553,000	494,143,000	(32,304,000)	$ (67,649,000)
Operating loss carryforwards, limitation as per IRC			129,521,000										129,521,000
Alternative minimum tax credit carryforwards			426,000										426,000
Accrued interest and penalties related to uncertain tax positions			143,000										143,000
Expected increase in uncertain tax position in next twelve months			0										0
Expected decrease in uncertain tax position in next twelve months			0										0
Federal
Tax Credit Carryforward [Line Items]
Operating loss carryforwards			698,952,000										698,952,000
Net operating loss														$ 676,746,000
State
Tax Credit Carryforward [Line Items]
Operating loss carryforwards			222,874,000										222,874,000
Tax credit carryforward			$ 783,000										783,000
Impact of adoption of Topic 606
Tax Credit Carryforward [Line Items]
Increase (decrease) in valuation allowance affecting income tax expense													$ (5,945,000)